Share-based payments - Schedule of Change in Outstanding RSUs/PSUs and Stock Options (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2026 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	4,968,853
Granted (in shares)	1,714,702
Dividends credited (in shares)	136,451
Settled (in shares)	(1,271,096)
Forfeited (in shares)	(164,728)
Outstanding, end of period (in shares)	5,384,182